BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Depreciation and amortization rates (Details)	12 Months Ended
Dec. 31, 2017
Exploration equipment
Equipment
Depreciation and amortization rate (as a percent)	20.00%
Computer Software
Equipment
Depreciation and amortization rate (as a percent)	50.00%
Computer Equipment
Equipment
Depreciation and amortization rate (as a percent)	55.00%